Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	ENJOY TECHNOLOGY, INC./DE
Entity Central Index Key	0001830180
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Enjoy Technology, Inc., a Delaware corporation (the “Company”), filed a Registration Statement on Form S-1 (File No. 333-260568) (the “Registration Statement”), which was originally declared effective by the Securities and Exchange Commission (the “SEC”) on November 10, 2021. Thereafter, the Company filed Post-Effective Amendment No. 1 to the Registration Statement, which was declared effective by the SEC on December 30, 2021. This Post-Effective Amendment No. 2 to the Form S-1 (the “Post-Effective Amendment No. 2”) is being filed to include information contained in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021, which was filed with the SEC on March 25, 2022, and to update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the initial filing of the Registration Statement.